UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


           Report for the Calendar Year or Quarter Ended March 31, 2013


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Glenrock Inc.

Address:  623 Fifth Ave, Suite 2505
          New York, New York 10022


13F File Number: 028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Katz
Title:  President
Phone:  212-808-7387


Signature, Place and Date of Signing:


  /s/ Michael Katz              New York, New York             May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:    $67,190
                                         (thousands)



List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------          --------------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                    VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS       SOLE    SHARED    NONE
--------------          --------------  ---------  --------  --------   ---  ----  ----------  --------  ---------  ------    ----
AURICO GOLD INC         COM             05155C105      524      83,300  SH            SOLE       NONE       83,300     0        0
BARRICK GOLD CORP       COM             067901108      488      16,600  SH            SOLE       NONE       16,600     0        0
COBALT INTL ENERGY INC  COM             19075F106    1,483      52,600  SH            SOLE       NONE       52,600     0        0
ELDORADO GOLD CORP NEW  COM             284902103      882      92,570  SH            SOLE       NONE       92,570     0        0
GENCORP INC             COM             368682100    1,383     104,000  SH            SOLE       NONE      104,000     0        0
HARMONY GOLD MNG LTD    SPONSORED ADR   413216300      322      50,300  SH            SOLE       NONE       50,300     0        0
FRANCESCAS HLDGS CORP   COM             351793104      602      26,691  SH            SOLE       NONE       26,691     0        0
SELECT SECTOR SPDR TR   SBI INT-FINL    81369Y605   31,866   1,750,000       PUT      SOLE       NONE    1,750,000     0        0
ISHARES TR              RUSSELL 2000    464287655   24,552     260,000       PUT      SOLE       NONE      260,000     0        0
KINROSS GOLD CORP       COM NO PAR      496902404      370      46,700  SH            SOLE       NONE       46,700     0        0
MAG SILVER CORP         COM             55903Q104      164      17,000  SH            SOLE       NONE       17,000     0        0
NEW GOLD INC CDA        COM             644535106      575      63,200  SH            SOLE       NONE       63,200     0        0
NEWMONT MINING CORP     COM             651639106      486      11,600  SH            SOLE       NONE       11,600     0        0
RUBICON MINERALS CORP   COM             780911103      165      66,600  SH            SOLE       NONE       66,600     0        0
ST JOE CO               COM             790148100    1,254      59,000  SH            SOLE       NONE       59,000     0        0
STR HLDGS INC           COM             78478V100      144      66,141  SH            SOLE       NONE       66,141     0        0
SUPERVALU INC           COM             868536103      484      96,000  SH            SOLE       NONE       96,000     0        0
YAMANA GOLD INC         COM             98462Y100    1,447      92,435  SH            SOLE       NONE       92,435     0        0




SK 01828 0005 1379814